Stockholders' Equity (Deficit) (Tables)	9 Months Ended
Sep. 30, 2015
Stockholders' Equity (Deficit) [Abstract]
Schedule of stock option plan
	Shares	Weighted Averaged Exercise Price
Outstanding as of January 1, 2015	1,937,979	$0.08
Granted	4,224,370	$0.56
Exercised	(33,333)	$0.08
Forfeited or cancelled	(1,690,239)	$0.52
Outstanding as of September 30, 2015	4,438,777	$0.37
Options vested and exercisable as of September 30, 2015	2,616,891	$0.27
Options vested and expected to vest	4,438,777	$0.37

Schedule of options outstanding and vested and exercisable
	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Average Remaining Contractual Life (Years)	Weighted-Average Exercise Price	Number Outstanding	Weighted-Average Exercise Price
$0.08	1,851,729	8.8	$0.08	1,586,094	$0.08
$0.55	2,562,048	9.4	$0.55	1,028,714	$0.55
$2.36	25,000	9.7	$2.36	2,083	$2.36
	4,438,777	9.1	$0.37	2,616,891	$0.27

Summary of assumptions to estimated grant date fair value calculations for options granted
	Three Months Ended	Nine Months Ended September 30,
	September 30, 2014	2015	2014
Dividend yield	0.0%	0.0%	0.0%
Volatility	50.0%	37.7%	50.0%
Average risk-free rate	1.70% - 2.50%	1.75% - 1.91%	1.70% - 2.50%
Expected term, in years	5.10 - 10.00	5.00 - 5.77	5.10 - 10.00